Consolidated Statement of Profit and Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Profit or loss [abstract]
Revenue from contracts with customers	$ 322,921	$ 79,272	$ 16,034
Cost of care delivery	(289,672)	(67,254)	(19,810)
Platform & application expenses	(42,829)	(38,137)	(23,569)
Research & development expenses	(47,534)	(54,711)	(51,205)
Sales, general & administrative expenses	(196,673)	(94,681)	(84,270)
Recapitalization transaction expense	(148,722)	0	0
Operating loss	(402,509)	(175,511)	(162,820)
Finance costs	(14,291)	(4,530)	(1,116)
Finance income	326	610	1,015
Change in fair value of warrant liabilities	27,811	0	0
Exchange gain / (loss)	868	(2,836)	17,075
Net finance income (expense)	14,714	(6,756)	16,974
Gain on sale of subsidiary	3,917	0	0
Gain on remeasurement of equity interest	10,495	0	0
Share of loss of equity-accounted investees	(2,602)	(1,124)	0
Loss before taxation	(375,985)	(183,391)	(145,846)
Tax benefit / (provision)	1,474	(4,639)	5,559
Net loss attributable to ordinary shareholders	(374,511)	(188,030)	(140,287)
Other comprehensive loss Items that may be reclassified subsequently to profit or loss:
Currency translation differences	(1,702)	3,579	(9,693)
Other comprehensive gain / (loss) for the year, net of income tax	(1,702)	3,579	(9,693)
Total comprehensive loss for the year	(376,213)	(184,451)	(149,980)
Loss attributable to:
Equity holders of the parent	(368,482)	(186,799)	(140,287)
Non-controlling interest	(6,029)	(1,231)	0
Net loss attributable to ordinary shareholders	(374,511)	(188,030)	(140,287)
Total comprehensive loss attributable to:
Comprehensive income, attributable to owners of parent	(370,184)	(183,220)	(149,980)
Comprehensive income, attributable to non-controlling interests	(6,029)	(1,231)	0
Total comprehensive loss for the year	$ (376,213)	$ (184,451)	$ (149,980)
Loss per share
Net loss per share, Basic and Diluted (in usd per share)	$ (1.36)	$ (0.77)	$ (0.58)
Weighted average shares outstanding, Basic and Diluted (in shares)	271,321,253	242,935,770	241,903,166

[1]	Restated to reflect reclassification of certain expense items described in Note 2.